Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000
Previously Paid Amount	0.00
Total Fee Amount	118.08
Total Offset Amount	0.00
Net Fee	118.08
Narrative - Max Aggregate Offering Price	$ 800,000
Final Prospectus	true